ACQUISITION OF GOLDEN OCEAN (Tables)	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Schedule of Business Acquisition
The valuation of the remaining consideration is based on the fair value of the total number of ordinary shares owned by Frontline 2012 and non-controlling interests based on the September 15, 2014 closing share price of $11.51:

(in thousands of $)
Carrying value of the newbuilding contracts in the thirteen SPCs	106,406
Cash held in the thirteen SPCs	25,149
Fair value of non-controlling interest (33.6 million shares at $11.51 per share)	386,984
Fair value of previously held equity (15.5 million shares at $11.51 per share)	178,405
Total value of consideration	696,944

The following represents the calculation of goodwill arising on consolidation based on Frontline 2012's management's allocation of the total purchase price to the estimated fair value and historic cost of assets acquired and fair value of liabilities assumed:

(in thousands of $)
Assets	125,421
Newbuildings	83,700
Vessels, net	465,334
Current liabilities	(27,757)
Long term liabilities	(230,791)
Fair value of net assets acquired and liabilities assumed	415,907
Newbuildings and cash at historic cost	131,555
Total value of net assets acquired and liabilities assumed	547,462
Total value of consideration	696,944
Goodwill arising on consolidation	149,482

Summary of Pro Forma Information
The following unaudited pro forma financial information presents the combined results of operations of the Company and Frontline 2012 as if the Merger had occurred as of the beginning of the years presented. The pro forma financial information is not intended to represent or be indicative of the consolidated results of operations or financial condition of the Company that would have been reported had the acquisition been completed as of the dates presented, and should not be taken as representative of the future consolidated results of operations or financial condition of the Company.

(in thousands $, except per share data)	2015	2014
Total operating revenues	934,670	777,436

Net income (loss) from continuing operations	269,352	(90,672)
Loss from discontinued operations	(131,006)	(51,159)
Net income (loss)	138,346	(141,831)
Net loss attributable to non-controlling interest	30,244	63,214
Net income (loss) attributable to the Company	168,590	(78,617)

Basic and diluted earnings per share;
Basic and diluted earnings (loss) per share attributable to the Company from continuing operations	$2.24	$(0.73)
Basic and diluted (loss) income per share attributable to the Company from discontinued operations	$(0.84)	$0.10
Basic and diluted earnings (loss) per share attributable to the Company	$1.40	$(0.63)

Amounts shown above for basic and diluted earnings per share reflect the 1-for-5 reverse share split in February 2016.